UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21401

SYCUAN FUNDS

(Exact name of registrant as specified in charter)

3007 Dehesa Road, San Diego, CA            92019

(Address of principal executive offices)    (Zip code)

Cody Martinez

Sycuan Funds

3007 Dehesa Road

El Cajon, CA 92019

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 444-4043

Date of fiscal year end: September 30

Date of reporting period: July 1, 2006 – June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: SYCUAN US VALUE FUND
Custodian Name: U.S. BANK

DELL

Ticker:	DELL	Meeting Date:	8/31/2006
CUSIP	151290889

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

SH1. GLOBAL HUMAN RIGHTS STANDARD				AGAINST	AGAINST	WITH	SHAREHOLDER

SH2. DECLARATION OF DIVIDEND				AGAINST	AGAINST	WITH	SHAREHOLDER

NIKE INC.

Ticker:	NKE	Meeting Date:	9/18/2006
CUSIP	654106103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Directors Election				FOR	FOR	WITH	ISSUER

2. SHAREHOLDER PROPOSAL REGARDING CHARITABLE CONTRIBUTIONS REPORT				AGAINST	FOR	AGAINST	SHAREHOLDER

3. PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PROCTER & GAMBLE

Ticker:	PG	Meeting Date:	10/10/2006
CUSIP	742718109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. APPROVE AMENDMENT TO THE CODE OF REGULATIONS TO DECREASE NUMBER OF DIRECTORS				FOR	FOR	WITH	ISSUER
ON BOARD

3. RATIFY APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

4. REAPPROVE AND AMEND THE MATERIAL TERMS OF THE PERFORMANCE CRITERIA UNDER P&G				FOR	FOR	WITH	ISSUER
2001 STOCK INCENTIVE COMP PLAN

5. SHAREHOLDER PROPOSAL -AWARD NO FUTURE STOCK OPTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

NEWS CORPORATION

Ticker:	NWS	Meeting Date:	10/20/2006
CUSIP	65248E203

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF EARNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED				FOR	FOR	WITH	ISSUER
PUBLIC ACCOUNTING FIRM

3. APPROVAL OF AMENDED AND RESTATED RIGHTS PLAN				FOR	AGAINST	AGAINST	ISSUER

4. STOCKHOLDER PROPOSAL ON THE ELECTION OF DIRECTORS				AGAINST	AGAINST	WITH	SHAREHOLDER

ESTEE LAUDER COMPANIES INC.

Ticker:	EL	Meeting Date:	10/31/2006
CUSIP	518439104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF EARNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED				FOR	FOR	WITH	ISSUER
PUBLIC ACCOUNTING FIRM

MICROSOFT CORPORATION

Ticker:	MSFT	Meeting Date:	11/14/2006
CUSIP	594918104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM

3. RESTRICTION ON SELLING PRODUCTS AND SERVICES TO FOREIGN GOVERNMENTS				AGAINST	AGAINST	WITH	SHAREHOLDER

4. SEXUAL ORIENTATION IN EQUAL EMPLOYMENT OPPORTUNITY POLICY				AGAINST	AGAINST	WITH	SHAREHOLDER

5. HIRING OF PROXY ADVISOR				AGAINST	AGAINST	WITH	SHAREHOLDER

TYCO

Ticker:	TYC	Meeting Date:	3/8/2007
CUSIP	902124106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM
BLUE SLIP PROXY
3. APPROVAL OF REVERSAL OF STOCK SPLIT OF THE COMPANY'S COMMON SHARES AT A SPLIT				FOR	FOR	WITH	ISSUER
RATIO OF 1 TO 4

4. APPROVAL OF CONSEQUENTIAL AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED				FOR	FOR	WITH	ISSUER
BY-LAWS.

NEWS CORPORATION

Ticker:	NWS	Meeting Date:	4/3/2007
CUSIP	65248E203

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF EXCHANGE OF CLASS A AND B SHARES HELD INDIRECTLY BY LIBERTY MEDIA				FOR	FOR	WITH	ISSUER
CO. FOR ALL OF THE ISSUED AND OUTSTANDING SHARES OF GREENLADY CORP. A WHOLLY
OWNED SUBSIDIARY OF THE COMPANY

2.APPROVAL OF THE ADJOURNMENT OR POSTPONEMENT OF THE SPECIAL MEETING, IF				FOR	FOR	WITH	ISSUER
NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES FOR APPROVAL OF THE
EXCHANGE IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO
APPROVE THE EXCHANGE.

ELECTRONIC DATA SYSTEMS

Ticker:	EDS	Meeting Date:	4/17/2007
CUSIP	285661104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1K. DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF AUDITORS				FOR	FOR	WITH	ISSUER

3. SHAREHOLDER PROPOSAL RELATING TO PERFORMANCE BASED STOCK OPTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

4. SHAREHOLDER PROPOSAL RELATING TO SPECIAL SHAREHOLDER MEETINGS				AGAINST	AGAINST	WITH	SHAREHOLDER

AMGEN

Ticker:	AMGN	Meeting Date:	5/9/2007
CUSIP	031162100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1D. DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF ERNST& YOUNG LLP AS INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER

3. RATIFY AMENDMENTS TO COMPANY'S RESTATED STATEMENT OF INCORPORATION ELIMINATING				FOR	FOR	WITH	ISSUER
CLASSIFICATION OF BOARD OF DIRECTORS

4. APPROVE AMENDMENTS TO AMENDED AND RESTATED BYLAWS ELIMINATING CLASSIFICATION				FOR	FOR	WITH	ISSUER
OF BOARD OF DIRECTORS

5A. ANIMAL WELFARE				AGAINST	AGAINST	WITH	SHAREHOLDER

5B. SUSTAINABILITY REPORT				AGAINST	AGAINST	WITH	SHAREHOLDER

KELLOGG'S

Ticker:	K	Meeting Date:	4/27/2007
CUSIP	487836108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF PRICE WATERHOUSE COOPERS LLP AS INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER

3. PREPARE A SUSTAINABILITY REPORT				AGAINST	AGAINST	WITH	SHAREHOLDER

4. ENACT MAJORITY VOTE REQUIREMENT				AGAINST	AGAINST	WITH	SHAREHOLDER

WESTERN UNION

Ticker:	WU	Meeting Date:	5/10/2007
CUSIP	959802109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. APPROVE 2006 LONG-TERM INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

3. APPROVAL OF SENIOR EXECUTIVE ANNUAL INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

4. RATIFICATION OF SELECT AUDITORS				FOR	FOR	WITH	ISSUER

GANNETT

Ticker:	GCI	Meeting Date:	4/24/2007
CUSIP	364730101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF EARNST & YOUNG LLP AS INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER

3. PROPOSAL TO AMEND THE CERTIFICATE OF INCORPORATION AND BY-LAWS TO DECLASSIFY				FOR	FOR	WITH	ISSUER
THE BOARD OF DIRECTORS

3. PROPOSAL CONCERNING INDEPENDENT BOARD CHAIRMAN				AGAINST	AGAINST	WITH	SHAREHOLDER

PFIZER

Ticker:	PFE	Meeting Date:	4/26/2007
CUSIP	717081103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER

3. PROPOSAL RELATING TO CUMULATIVE VOTING				AGAINST	AGAINST	WITH	SHAREHOLDER

4. PROPOSAL REQUESTING REPORT ON THE RATIONALE FOR EXPORTING ANIMAL				AGAINST	AGAINST	WITH	SHAREHOLDER
EXPERIMENTATION

5. REQUESTING REPORT ON THE FEASIBILITY OF AMENDING PFIZER'S CORPORATE POLICY ON				AGAINST	AGAINST	WITH	SHAREHOLDER
LABORATORY ANIMAL CARE AND USE

6. PROPOSAL RELATING TO QUALIFICATIONS FOR DIRECTOR				AGAINST	AGAINST	WITH	SHAREHOLDER

CITIGROUP

Ticker:	C	Meeting Date:	4/17/2007
CUSIP	172967101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-N. DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER

3. REQUEST FOR REPORT ON PRIOR GOVERNMENTAL SERVICE OF CERTAIN INDIVIDUALS				AGAINST	AGAINST	WITH	SHAREHOLDER

4. REQUEST FOR REPORT ON POLITICAL CONTRIBUTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

5. REQUEST FOR REPORT ON CHARITABLE CONTRIBUTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

6. REQUESTING AND ADVISORY RESOLUTION TO RATIFY EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

7. REQUESTING CEO COMPENSATION BE LIMITED TO O MORE THAN 100 TIMES THE AVERAGE				AGAINST	AGAINST	WITH	SHAREHOLDER
COMPENSATION PAID TO WORLDWIDE EMPLOYEES

8. PROPOSAL REQUESTING THAT HE CHAIRMAN OF THE BOARD HAVE NO MANAGEMENT DUTIES,				AGAINST	AGAINST	WITH	SHAREHOLDER
TITLE OR RESPONSIBILITIES

9. REQUESTING STOCK OPTIONS BE SUBJECT TO A FIVE YEAR SALES RESTRICTION				AGAINST	AGAINST	WITH	SHAREHOLDER

10. REQUEST FOR CUMULATIVE VOTING				AGAINST	AGAINST	WITH	SHAREHOLDER

11. REQUESTING THAT STOCKHOLDERS HAVE THE RIGHT TO CALL SPECIAL SHAREHOLDER				AGAINST	AGAINST	WITH	SHAREHOLDER
MEETINGS

BANK OF AMERICA

Ticker:	BAC	Meeting Date:	4/25/2007
CUSIP	060505104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-Q. DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007				FOR	FOR	WITH	ISSUER

3. STOCK OPTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

4. NUMBER OF DIRECTORS				AGAINST	AGAINST	WITH	SHAREHOLDER

5. INDEPENDENT BOARD CHAIRMAN				AGAINST	AGAINST	WITH	SHAREHOLDER

3M COMPANY

Ticker:	MMM	Meeting Date:	5/8/2007
CUSIP	88579Y101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. 01-10 DIRECTORS ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007				FOR	FOR	WITH	ISSUER

3. AMENDMENT OF THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE				FOR	FOR	WITH	ISSUER
SUPERMAJORITY VOTE REQUIREMENTS

4. AMENDMENT TO COMPANY'S RESTATED CERTIFICATE OF CORPORATION TO ELIMINATE THE				FOR	FOR	WITH	ISSUER
FAIR PRICE PROVISION

5. APPROVAL OF THE EXECUTIVE ANNUAL INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

6. APPROVAL OF THE MATERIAL TERMS OF THE PERFORMANCE CRITERIA UNDER THE				FOR	FOR	WITH	ISSUER
PERFORMANCE UNIT PLAN

7. EXECUTIVE COMPENSATION BASED ON THE PERFORMANCE OF PEER COMPANIES				AGAINST	AGAINST	WITH	SHAREHOLDER

FIRST DATA CORPORATION

Ticker:	FDC	Meeting Date:	5/30/2007
CUSIP	319963104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.-4. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

5. APPROVAL OF AN INCREASE IN THE NUMBER OF SHARES ISSUABLE UNDER THE COMPANY'S				FOR	FOR	WITH	ISSUER
EMPLOYEE STOCK PURCHASE PLAN

6. APPROVAL OF THE 2006 NON-EMPLOYEE DIRECTOR EQUITY				FOR	FOR	WITH	ISSUER

7. APPROVAL OF AMENDMENTS TO THE COMPANY'S 2002 LONG-TERM INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

8. THE RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

ANHEUSER-BUSCH COMPANIES

Ticker:	BUD	Meeting Date:	4/25/2007
CUSIP	035229103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. 01-.06. TO RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

2. APPROVAL OF 2007 EQUITY INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

3. APPROVAL OF GLOBAL EMPLOYEE STOCK PURCHASE PLAN				FOR	FOR	WITH	ISSUER

4. APPROVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

5. A REPORT ON CHARITABLE CONTRIBUTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

AMERICAN INTERNATIONAL GROUP

Ticker:	AIG	Meeting Date:	5/16/2007
CUSIP	026874107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. 01-.15. TO RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF PWC AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

3. ADOPTION OF 2007 STOCK INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

4. PROPOSAL RELATING TO PERFORMANCE BASED STOCK OPTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

ILLINOIS TOOL WORKS

Ticker:	ITW	Meeting Date:	5/4/2007
CUSIP	452308109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. 01-.10. TO RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

2. APPOINT DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

JOHNSON & JOHNSON

Ticker:	JNJ	Meeting Date:	4/26/2007
CUSIP	478160104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. 01-.11. TO RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

2. APPOINT PWC LLP AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

3. PROPOSAL ON MAJORITY VOTING REQUIREMENTS				AGAINST	AGAINST	WITH	SHAREHOLDER

4. PROPOSAL ON SUPPLEMENTAL RETIREMENT PLAN				AGAINST	AGAINST	WITH	SHAREHOLDER

INGERSOLL-RAND

Ticker:	IR	Meeting Date:	6/6/2007
CUSIP	G4776G101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. 01-.10. TO RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

2. ADOPTION OF THE INCENTIVES STOCK PLAN OF 2007				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF INDEPENDENT AUDITORS AND BOARD OF DIRECTORS TO FIX THE AUDITORS				FOR	FOR	WITH	ISSUER
REMUNERATION

4. REQUIRE A SHAREHOLDER VOTE ON AN ADVISORY RESOLUTION WITH RESPECT TO EXECUTIVE				AGAINST	AGAINST	WITH	SHAREHOLDER
COMPENSATION

INTEL CORPORATION

Ticker:	INTC	Meeting Date:	5/16/2007
CUSIP	458140100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1K. TO RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF SELECTION OF ERNST& YOUNG AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

3. AMENDMENT AND EXTENSION OF THE 2006 EQUITY INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

4. APPROVAL OF THE 2007 EXECUTIVE OFFICER INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

5. STOCKHOLDER PROPOSAL REQUESTING LIMITATION ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

EXXON MOBIL CORPORATION

Ticker:	XOM	Meeting Date:	5/30/2007
CUSIP	30231G102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.12. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF AUDITOR				FOR	FOR	WITH	ISSUER

3. CUMULATIVE VOTING				AGAINST	AGAINST	WITH	SHAREHOLDER

4. SPECIAL SHAREHOLDER MEETINGS				AGAINST	AGAINST	WITH	SHAREHOLDER

5. BOARD CHAIRMAN AND CEO				AGAINST	AGAINST	WITH	SHAREHOLDER

6. DIVIDEND STRATEGY				AGAINST	AGAINST	WITH	SHAREHOLDER

7. SHAREHOLDER ADVISORY VOTE ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

8. CEO COMPENSATION DECISIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

9. EXECUTIVE COMPENSATION REPORT				AGAINST	AGAINST	WITH	SHAREHOLDER

10. EXECUTIVE COMPENSATION LIMIT				AGAINST	AGAINST	WITH	SHAREHOLDER

11. INCENTIVE PAY RECOUPMENT				AGAINST	AGAINST	WITH	SHAREHOLDER

12. POLITICAL CONTRIBUTIONS REPORT				AGAINST	AGAINST	WITH	SHAREHOLDER

13. AMENDMENT OF EEO POLICY				AGAINST	AGAINST	WITH	SHAREHOLDER

14. COMMUNITY ENVIRONMENTAL IMPACT				AGAINST	AGAINST	WITH	SHAREHOLDER

15. GREENHOUSE GAS EMISSIONS GOALS				AGAINST	AGAINST	WITH	SHAREHOLDER

16. CO2 INFORMATION AT THE PUMP				AGAINST	AGAINST	WITH	SHAREHOLDER

17. RENEWABLE ENERGY INVESTMENT LEVELS				AGAINST	AGAINST	WITH	SHAREHOLDER

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SYCUAN FUNDS

By: /s/ Cody Martinez

       Cody Martinez, President

Date:              8/5/07